Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
Non-Financial Assets [Abstract]
Non-Financial Assets

Non-financial assets as of December 31, 2018 and 2019 are as follows:

		2018		2019
		Current	Non-current	Current	Non-current
		In millions of won
Advanced payment	￦	156,073	160,628	147,784	2,694
Prepaid expenses(*1)		290,944	90,449	308,017	84,421
Others(*2)		431,871	76,075	750,576	79,814

	￦	878,888	327,152	1,206,377	166,929

(*1)	Prepaid expenses of ￦4,353 million as of December 31, 2018 was recorded as right-of-assets as of December 31, 2019 due to change in accounting policy.

(*2)	Details of others as of December 31, 2018 and 2019 are as follows:

		2018		2019
		Current	Non-current	Current	Non-current
		In millions of won
Greenhouse gas emissions rights	￦	93,749	—	437,562	—
Other quick assets, etc.(*3)		338,122	76,075	313,014	79,814

	￦	431,871	76,075	750,576	79,814

(*3)

The Company recognized ￦92,128 million of its rights in connection with the securities of Orano Expansion as non-current non-financial assets as of December 31, 2018. The Company recognized an impairment loss of ￦87,023 million as it was determined that there is objective evidence of impairment related to its rights to equity interest in and loans to Orano Expansion for the year ended December 31, 2018. In addition, during the current year, the Company converted its loans with Orano Expansion into equity. The Company recognized an impairment loss of ￦49,201 million as it was determined that there is objective evidence of impairment related to the rights of equity interest in Orano Expansion.